Interim Consolidated Statement of Changes in Shareholders’ Equity	Share capital USD ($) shares	Share capital CAD shares	Share subscriptions received USD ($)	Share subscriptions received CAD	Deficit CAD	CAD
Begning balance, shares at Dec. 31, 2015 | shares	1,661,150	1,661,150
Begning balance, amount at Dec. 31, 2015 | CAD		CAD 3,358,848		CAD 25,998	CAD (4,328,627)	CAD (943,782)
Shares issued pursuant to Debt Settlement Agreements, Shares | shares	33,000,000	33,000,000
Shares issued pursuant to Debt Settlement Agreements, Amount | CAD		CAD 116,475				116,475
Shares issued for services to be rendered, Shares | shares	250,000	250,000
Shares issued for services to be rendered, Amount | CAD		CAD 15,000				15,000
Net profit/loss for the period					(79,857)	(79,857)
Ending balance, shares at Sep. 30, 2016 | shares	34,911,150	34,911,150
Ending balance, amount at Sep. 30, 2016 | CAD		CAD 3,490,323		25,998	(4,408,484)	(892,163)
Begning balance, shares at Dec. 31, 2016 | shares	42,909,650	42,909,650
Begning balance, amount at Dec. 31, 2016 | CAD		CAD 3,645,457		334,975	(4,501,596)	(521,164)
Shares issued pursuant to Debt Settlement Agreements, Shares | shares	2,000,000	2,000,000
Shares issued pursuant to Debt Settlement Agreements, Amount | CAD		CAD 32,410				32,410
Shares issued for services to be rendered, Shares | shares	250,000	250,000
Shares issued for services to be rendered, Amount | CAD		CAD 21,895				21,895
Net profit/loss for the period					(346,873)	(346,873)
Ending balance, shares at Sep. 30, 2017 | shares	45,159,650	45,159,650
Ending balance, amount at Sep. 30, 2017 | CAD		CAD 3,699,762		CAD 334,975	CAD (4,848,469)	CAD (813,732)